SIGNIFICANT ACCOUNTING POLICIES: Research and Development- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Research and Development-

Research and Development

In accordance with ASC Topic 730, “Research and Development”, expenditures for research and development of the Company’s products and services are expensed when incurred, and are included in operating expenses. The Company recognized research and development costs of $582 and $14,230 for the years ended December 31, 2012 and 2011, respectively.